Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

August 31, 2020

REHI-QTLY-1020
1.805767.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.1%
	Principal Amount	Value
Convertible Bonds - 0.5%
Diversified Financial Services - 0.3%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (a)	$1,540,000	$2,206,242
Homebuilders/Real Estate - 0.2%
PennyMac Corp. 5.5% 11/1/24 (a)	1,699,000	1,586,769

TOTAL CONVERTIBLE BONDS		3,793,011

Nonconvertible Bonds - 3.6%
Consumer Products - 0.1%
Nordstrom, Inc. 8.75% 5/15/25 (a)	545,000	601,438
Gaming - 0.2%
Colt Merger Sub, Inc. 6.25% 7/1/25 (a)	1,690,000	1,788,781
Healthcare - 0.3%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,433,000	1,461,660
Sabra Health Care LP 3.9% 10/15/29	795,000	771,657
		2,233,317
Homebuilders/Real Estate - 2.0%
Adams Homes, Inc. 7.5% 2/15/25 (a)	1,215,000	1,211,963
American Homes 4 Rent LP 4.25% 2/15/28	1,836,000	2,089,989
DTZ U.S. Borrower LLC 6.75% 5/15/28 (a)	685,000	723,631
HAT Holdings I LLC/HAT Holdings II LLC 6% 4/15/25 (a)	1,570,000	1,683,825
Hospitality Properties Trust 7.5% 9/15/25	1,095,000	1,190,964
iStar Financial, Inc.:
4.25% 8/1/25	3,630,000	3,521,100
4.75% 10/1/24	2,805,000	2,797,988
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	349,650
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (a)	310,000	326,080
		13,895,190
Hotels - 0.8%
Marriott Ownership Resorts, Inc. 4.75% 1/15/28	3,250,000	3,064,653
Times Square Hotel Trust 8.528% 8/1/26 (a)	2,266,235	2,464,217
		5,528,870
Telecommunications - 0.2%
Uniti Group, Inc. 7.875% 2/15/25 (a)	1,195,000	1,263,007

TOTAL NONCONVERTIBLE BONDS		25,310,603

TOTAL CORPORATE BONDS
(Cost $27,981,613)		29,103,614

Asset-Backed Securities - 6.0%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,731,369
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	3,096,223	3,405,076
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (a)	3,728,000	4,170,134
Class XS, 0% 10/17/52 (a)(b)(c)(d)	2,612,080	26
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.3244% 6/26/34 (a)(b)(e)	52,010	124,748
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (a)(b)(d)(e)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.4854% 1/28/40 (a)(b)(d)(e)	2,840,884	284
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (a)	2,166,994	2,059,916
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 2.8119% 7/17/34 (a)(b)(e)	772,000	774,419
Class F, 1 month U.S. LIBOR + 3.530% 3.7009% 7/17/34 (a)(b)(e)	1,912,000	1,921,179
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.5119% 7/17/37 (a)(b)(e)	2,045,000	2,000,471
Invitation Homes Trust Series 2018-SFR2:
Class E, 1 month U.S. LIBOR + 2.000% 2.1619% 6/17/37 (a)(b)(e)	843,000	838,448
Class F, 1 month U.S. LIBOR + 2.250% 2.6% 6/17/37 (a)(b)(e)	1,710,993	1,680,628
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (b)	1,005,824	1,040,850
Progress Residential Trust:
Series 2018-SFR2 Class F, 4.953% 8/17/35 (a)	567,000	569,048
Series 2019-SFR3 Class G, 4.116% 9/17/36 (a)	998,000	991,637
Series 2019-SFR4 Class F, 3.684% 10/17/36 (a)	4,527,000	4,618,498
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (a)	1,638,000	1,587,886
Class H, 5.268% 4/17/37 (a)	462,000	442,055
Starwood Waypoint Homes Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.400% 3.5619% 1/17/35 (a)(b)(e)	2,935,000	2,931,608
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 3.1909% 2/5/36 (a)(b)(d)(e)	2,822,189	212
Class E, 3 month U.S. LIBOR + 4.500% 5.0409% 2/5/36 (a)(b)(d)(e)	1,057,700	79
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.749% 12/5/36 (a)(b)(d)(e)	5,211,609	391
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	4,586,000	4,540,222
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	689,657
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	1,440,000	1,520,579
Series 2019-SFR1 Class F, 3.745% 3/17/38 (a)	2,121,000	2,088,793
Series 2020-SFR1 Class F, 4.882% 7/17/38 (a)	574,000	606,448
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,142,000	2,173,466
TOTAL ASSET-BACKED SECURITIES
(Cost $49,766,693)		42,508,469

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (a)(b)(d)	26,440	3,427
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.8508% 2/25/42 (a)(b)	36,008	10,335
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.0469% 1/25/42 (a)(b)(d)	25,711	700
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.7743% 6/25/43 (b)(d)(f)	128,284	32,616
Class 2B5, 3.7743% 6/25/43 (b)(d)(f)	217	0

TOTAL U.S. GOVERNMENT AGENCY		43,651

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $73,476)		47,078

Commercial Mortgage Securities - 80.0%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.2619% 4/15/35 (a)(b)(e)	779,000	674,292
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.4619% 6/15/35 (a)(b)(e)	663,000	601,862
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.1619% 3/15/34 (a)(b)(e)	910,000	823,488
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.1119% 4/15/36 (a)(b)(e)	2,982,000	2,598,625
Series 2015-200P Class F, 3.7157% 4/14/33 (a)(b)	2,588,000	2,614,090
BANK:
sequential payer:
Series 2019-BN23 Class E, 2.5% 12/15/52 (a)	1,638,000	1,107,439
Series 2020-BN27 Class D, 2.5% 4/15/63 (a)	921,000	789,004
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	3,244,616
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	1,973,863
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (a)	4,653,000	3,513,481
Class E, 2.8% 11/15/50 (a)	2,625,000	1,466,289
Series 2018-BN12 Class D, 3% 5/15/61 (a)	2,082,000	1,345,763
Series 2019-BN18:
Class D, 3% 5/15/62 (a)	4,284,000	3,312,713
Class E, 3% 5/15/62 (a)	1,302,000	878,368
Series 2019-BN19:
Class D, 3% 8/15/61 (a)	3,753,000	3,075,524
Class E, 3% 8/15/61 (a)	612,000	432,808
Series 2019-BN20 Class D, 2.5% 9/15/62 (a)	3,994,000	3,293,298
Series 2019-BN21:
Class E, 2.5% 10/17/52 (a)	2,210,000	1,448,240
Class F, 2.6818% 10/17/52 (a)	3,234,000	1,431,832
Series 2019-BN22 Class D, 2.5% 11/15/62 (a)	2,465,000	1,849,645
Series 2020-BN26 Class D, 2.5% 3/15/63 (a)	1,269,000	969,039
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	1,650,117
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (a)	726,000	540,484
Class E, 2.5% 11/15/52 (a)	2,545,000	1,461,345
Class F, 2.7298% 11/15/52 (a)(b)	1,322,000	539,097
BBCMS Mortgage Trust:
Series 2016-ETC Class D, 3.7292% 8/14/36 (a)(b)	1,749,000	1,324,445
Series 2020-C6 Class E, 2.4% 2/15/53 (a)	1,512,000	947,572
Series 2020-C7 Class D, 3.6054% 4/15/53 (a)(b)	840,000	759,412
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (a)(b)	1,680,000	1,555,455
Class 225E, 3.4041% 12/15/62 (a)(b)	1,132,000	987,959
Series 2018-B7:
Class D, 3% 5/15/53 (a)(b)	833,000	631,773
Class E, 3% 5/15/53 (a)(b)	833,000	567,250
Class F, 3.7664% 5/15/53 (a)(b)	3,065,000	1,602,750
Series 2019-B12 Class D, 3% 8/15/52 (a)	1,562,000	1,240,574
Series 2020-B18:
Class AGNG, 4.534% 7/15/53 (a)	4,074,000	3,637,347
Class D, 2.25% 7/15/53 (a)	1,500,000	1,250,894
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (a)(b)	3,049,000	2,300,419
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.1129% 3/15/37 (a)(b)(e)	3,260,000	3,145,701
Class F, 1 month U.S. LIBOR + 2.470% 2.6329% 3/15/37 (a)(b)(e)	1,801,000	1,734,504
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1619% 11/25/32 (a)(b)(e)	819,000	783,215
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.6619% 12/15/36 (a)(b)(e)	4,645,748	4,553,468
Series 2020-VIV2 Class C, 3.6605% 3/9/44 (a)	3,675,000	3,489,932
Series 2020-VIVA:
Class D, 3.667% 3/9/44 (a)(b)	3,667,000	3,321,511
Class E, 3.667% 3/9/44 (a)(b)	2,357,000	1,969,679
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.4119% 7/15/34 (a)(b)(e)	2,444,600	2,334,383
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.2119% 11/15/35 (a)(b)(e)	683,900	676,222
Class H, 1 month U.S. LIBOR + 3.000% 3.1619% 11/15/35 (a)(b)(e)	1,271,900	1,239,479
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.7619% 4/15/34 (a)(b)(e)	3,255,000	2,473,159
Series 2019-XL:
Class F, 1 month U.S. LIBOR + 2.000% 2.1619% 10/15/36 (a)(b)(e)	1,307,183	1,285,970
Class J, 1 month U.S. LIBOR + 2.650% 2.8119% 10/15/36 (a)(b)(e)	11,450,430	11,258,426
Series 2019-OC11:
Class C, 3.856% 12/9/41 (a)	2,405,000	2,353,858
Class E, 4.0755% 12/9/41 (a)(b)	7,251,000	6,556,242
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (a)(b)	3,093,000	2,817,740
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.4119% 12/15/37 (a)(b)(e)	1,972,000	1,877,278
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	4,073,000	3,098,977
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (a)(b)	4,069,000	3,876,005
Series 2013-GC15 Class D, 5.3865% 9/10/46 (a)(b)	7,323,000	6,803,823
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	2,803,749
Series 2019-GC41:
Class D, 3% 8/10/56 (a)	2,273,000	1,868,879
Class E, 3% 8/10/56 (a)	1,848,000	1,352,996
Series 2019-GC43 Class E, 3% 11/10/52 (a)	2,772,000	2,027,503
Series 2020-GC46:
Class D, 2.6% 2/15/53 (a)	2,756,000	2,121,226
Class E, 2.6% 2/15/53 (a)	329,000	212,144
COMM Mortgage Trust:
floater:
Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.050% 5.2182% 9/15/33 (a)(b)(e)	1,487,000	1,088,743
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 2.5558% 6/15/34 (a)(b)(e)	2,772,000	2,216,691
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)(d)	2,840,000	1,686,311
Series 2012-CR1:
Class D, 5.4968% 5/15/45 (a)(b)	7,226,000	4,848,124
Class G, 2.462% 5/15/45 (a)(d)	2,322,000	304,405
Series 2013-CR10 Class D, 4.949% 8/10/46 (a)(b)	3,673,000	3,438,801
Series 2013-CR12 Class D, 5.2404% 10/10/46 (a)(b)	1,759,000	1,001,367
Series 2013-LC6 Class D, 4.4618% 1/10/46 (a)(b)	5,644,000	4,206,326
Series 2014-CR15 Class D, 4.8927% 2/10/47 (a)(b)	1,060,000	1,042,658
Series 2014-CR17 Class E, 5.0088% 5/10/47 (a)(b)(d)	589,000	283,811
Series 2014-LC17 Class C, 4.7052% 10/10/47 (b)	752,000	723,044
Series 2014-UBS2 Class D, 5.1593% 3/10/47 (a)(b)	3,454,000	2,412,547
Series 2015-3BP Class F, 3.3463% 2/10/35 (a)(b)	4,405,000	4,060,883
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,234,000	2,681,326
Series 2019-CD4 Class C, 4.349% 5/10/50 (b)	3,977,000	3,841,333
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	899,977
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.9084% 11/10/49 (b)	1,680,000	1,230,545
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9918% 8/15/45 (a)(b)	789,000	673,864
Class E, 4.9918% 8/15/45 (a)(b)	5,385,400	3,571,001
Class F, 4.25% 8/15/45 (a)	7,162,000	3,523,267
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,556,000	366,141
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (a)(b)	2,772,000	2,462,878
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)(d)	582,266	393,225
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.8119% 5/15/36 (a)(b)(e)	1,512,000	1,474,125
Series 2019-UVIL Class E, 3.3928% 12/15/41 (a)(b)	2,289,000	1,631,671
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	3,902,000	3,008,106
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (a)(b)	1,890,000	1,732,622
Series 2017-CX9 Class D, 4.2888% 9/15/50 (a)(b)	1,615,000	1,134,099
Series 2019-C15 Class C, 5.1462% 3/15/52 (b)	3,132,000	3,065,412
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.5119% 7/15/32 (a)(b)(e)	713,000	521,942
Series 2017-MOON Class E, 3.303% 7/10/34 (a)(b)	1,007,000	954,853
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (a)(b)	833,000	834,940
Class E, 5.099% 1/10/34 (a)(b)	4,264,000	3,933,366
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.7846% 10/15/51 (b)	777,000	771,127
Class D, 3.0346% 10/15/51 (a)(b)	3,459,000	2,911,143
Series 2019-1735 Class F, 4.3344% 4/10/37 (a)(b)	1,000,000	759,788
DBUBS Mortgage Trust Series 2011-LC1A:
Class F, 5.7902% 11/10/46 (a)(b)	7,292,000	6,980,801
Class G, 4.652% 11/10/46 (a)	7,812,000	7,244,711
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (a)(b)	1,029,000	793,960
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.907% 1/25/43 (b)(c)	4,473,000	11,717
Series KAIV Class X2, 3.6147% 6/25/41 (b)(c)	2,316,000	41,167
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1209% 11/21/35 (a)(b)(e)	1,227,000	1,128,840
Grace Mortgage Trust Series 2014-GRCE Class G, 3.7098% 6/10/28 (a)(b)	2,093,000	2,016,815
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (a)	1,311,000	1,184,024
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.8119% 10/15/36 (a)(b)(e)	2,550,000	2,160,805
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 2.0365% 6/15/36 (a)(b)(e)	4,894,000	4,578,770
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.555% 8/10/44 (a)(b)	1,929,752	1,499,854
Class E, 5.555% 8/10/44 (a)(b)	2,432,000	1,705,110
Class F, 4.5% 8/10/44 (a)(d)	4,308,000	2,461,306
Series 2012-GC6:
Class D, 5.8391% 1/10/45 (a)(b)	3,753,000	2,517,112
Class E, 5% 1/10/45 (a)(b)	2,984,000	1,720,989
Series 2012-GC6I Class F, 5% 1/10/45 (b)(d)	1,508,000	725,475
Series 2012-GCJ7:
Class D, 5.8942% 5/10/45 (a)(b)	8,756,500	7,552,147
Class F, 5% 5/10/45 (a)	3,433,000	941,568
Series 2012-GCJ9 Class D, 4.8982% 11/10/45 (a)(b)	4,238,000	3,812,198
Series 2013-GC12 Class D, 4.5886% 6/10/46 (a)(b)	869,000	670,551
Series 2013-GC13 Class D, 4.2198% 7/10/46 (a)(b)	5,470,000	4,176,383
Series 2013-GC16:
Class D, 5.4876% 11/10/46 (a)(b)	3,923,000	3,483,090
Class F, 3.5% 11/10/46 (a)	2,530,000	1,586,785
Series 2016-GS2 Class D, 2.753% 5/10/49 (a)	2,058,050	1,506,812
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	3,902,000	3,795,832
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (a)(b)	8,315,240	8,206,635
Class F, 4.2022% 2/10/29 (a)(b)	8,451,000	8,205,929
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	4,676,000	4,050,951
Series 2019-GC38 Class D, 3% 2/10/52 (a)	1,162,000	997,920
Series 2019-GC39 Class D, 3% 5/10/52 (a)	2,830,000	2,373,720
Series 2019-GC40:
Class D, 3% 7/10/52 (a)	2,079,000	1,740,524
Class DBF, 3.668% 7/10/52 (a)(b)	2,523,000	2,150,379
Series 2019-GC42:
Class D, 2.8% 9/1/52 (a)	4,807,000	3,963,432
Class E, 2.8% 9/1/52 (a)	2,519,000	1,839,680
Series 2019-GS5 Class C, 4.299% 3/10/50 (b)	2,499,000	2,447,890
Series 2019-GSA1 Class E, 2.8% 11/10/52 (a)(d)	1,655,000	930,570
Series 2020-GC45:
Class D, 2.85% 2/13/53 (a)	2,289,000	1,887,689
Class SWD, 3.2185% 12/13/39 (a)	1,764,000	1,474,487
Series 2020-GC47 Class D, 3.5708% 5/12/53 (a)(b)	756,000	675,309
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (a)(b)	5,550,000	4,944,304
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (a)	1,556,000	1,548,076
Class F, 6.1552% 11/5/35 (a)	5,000,000	4,874,444
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (a)	1,557,687	1,494,488
Class F, 4.101% 9/17/39 (a)	252,753	233,519
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (a)(b)	1,947,000	1,914,608
Series 2019-55HY Class F, 3.0409% 12/10/41 (a)(b)	1,617,000	1,390,032
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.3119% 6/15/34 (a)(b)(e)	1,704,469	1,654,802
Class FFL, 1 month U.S. LIBOR + 2.850% 3.0119% 6/15/34 (a)(b)(e)	699,501	627,881
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	2,016,227
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.5% 7/17/37 (a)(b)(e)	459,572	451,642
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.3619% 1/17/38 (a)(b)(e)	1,381,000	1,353,139
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (a)	2,771,000	2,642,643
Class FFX, 4.6254% 1/16/37 (a)	1,324,000	1,221,309
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ Class C, 1 month U.S. LIBOR + 1.600% 1.7619% 6/15/32 (a)(b)(e)	1,528,800	1,425,450
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.3219% 7/15/36 (a)(b)(e)	2,292,000	2,137,012
Class F, 1 month U.S. LIBOR + 3.000% 3.1619% 7/15/36 (a)(b)(e)	777,000	720,008
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	516,465
Series 2014-C26 Class D, 4.022% 1/15/48 (a)(b)	2,329,000	2,005,019
Series 2015-C32 Class C, 4.8023% 11/15/48 (b)	1,500,000	1,351,858
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5582% 12/15/49 (a)(b)	2,418,000	1,779,145
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2166% 12/15/49 (a)(b)	3,867,000	2,643,406
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,358,564
Series 2018-C8 Class D, 3.4019% 6/15/51 (a)(b)	1,171,000	839,046
Series 2019-COR6:
Class D, 2.5% 11/13/52 (a)	1,354,000	1,014,246
Class E, 2.5% 11/13/52 (a)	2,582,000	1,757,109
Series 2020-COR7 Class D, 1.75% 5/13/53 (a)	1,535,000	1,214,475
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class D, 5.3027% 6/15/45 (a)(b)	3,373,000	2,407,562
Class E, 5.3027% 6/15/45 (a)(b)	3,206,000	1,999,005
Class F, 4% 6/15/45 (a)(d)	3,743,000	1,497,200
Class G 4% 6/15/45 (a)(d)	4,129,000	1,238,700
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8353% 2/15/46 (a)(b)(d)	3,008,000	804,070
Class G, 4.409% 2/15/46 (a)(b)	1,082,000	162,300
Class H, 4.409% 2/15/46 (a)(b)(d)	2,622,000	262,200
Series 2011-C4:
Class C, 5.5255% 7/15/46 (a)(b)	1,664,000	1,669,901
Class F, 3.873% 7/15/46 (a)	494,000	457,187
Class H, 3.873% 7/15/46 (a)	2,683,000	2,391,803
Class NR, 3.873% 7/15/46 (a)(d)	1,322,500	1,057,777
Series 2013-LC11:
Class D, 4.3062% 4/15/46 (b)	3,677,000	2,417,898
Class E, 3.25% 4/15/46 (a)(b)	104,000	60,526
Class F, 3.25% 4/15/46 (a)(b)	5,894,000	2,638,281
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (a)(b)	3,213,000	208,945
Class E, 3.9314% 6/10/27 (a)(b)(d)	4,232,000	90,750
Series 2015-UES Class F, 3.7417% 9/5/32 (a)(b)	5,089,000	5,059,197
Series 2018-AON Class F, 4.767% 7/5/31 (a)(b)	2,150,000	2,089,330
Series 2019-OSB Class E, 3.9089% 6/5/39 (a)(b)	2,350,000	1,860,414
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.1619% 5/15/36 (a)(b)(e)	3,483,000	3,275,273
Liberty Street Trust Series 2016-225L Class E, 4.8035% 2/10/36 (a)(b)	2,063,000	2,031,682
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (a)(b)	1,976,000	1,768,415
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (a)(b)	1,144,000	1,053,817
Class E, 3.4767% 2/10/42 (a)(b)	841,000	718,040
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,493,189
Series 2012-C5 Class E, 4.8316% 8/15/45 (a)(b)	889,000	783,411
Series 2012-C6 Class D, 4.7601% 11/15/45 (a)(b)	3,633,000	3,181,230
Series 2012-C6, Class F, 4.7601% 11/15/45 (a)(b)	1,575,000	836,690
Series 2013-C12 Class D, 4.9219% 10/15/46 (a)(b)	3,996,000	3,134,313
Series 2013-C13:
Class D, 5.0671% 11/15/46 (a)(b)	5,150,000	4,149,434
Class E, 5.0671% 11/15/46 (a)(b)	1,666,000	1,079,538
Series 2013-C7:
Class D, 4.375% 2/15/46 (a)(b)	3,450,000	2,135,328
Class E, 4.375% 2/15/46 (a)(b)(d)	1,316,000	775,656
Series 2013-C8 Class D, 4.1913% 12/15/48 (a)(b)(d)	1,883,000	1,545,684
Series 2013-C9:
Class D, 4.2568% 5/15/46 (a)(b)	4,440,000	3,680,114
Class E, 4.2568% 5/15/46 (a)(b)	1,594,370	1,166,091
Series 2016-C30 Class D, 3% 9/15/49 (a)	798,000	470,990
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	2,051,329
Morgan Stanley Capital I Trust:
sequential payer Series 2011-C1 Class F, 4.193% 9/15/47 (a)	1,886,000	1,771,039
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(b)	59,128	60,232
Series 2011-C2:
Class D, 5.6608% 6/15/44 (a)(b)	6,083,000	4,340,998
Class E, 5.6608% 6/15/44 (a)(b)	764,000	467,058
Class F, 5.6608% 6/15/44 (a)(b)	3,015,000	1,486,659
Series 2011-C3:
Class C, 5.4192% 7/15/49 (a)(b)	2,061,000	1,912,361
Class D, 5.4192% 7/15/49 (a)(b)	8,074,000	6,999,188
Class E, 5.4192% 7/15/49 (a)(b)	2,610,000	1,780,423
Class F, 5.4192% 7/15/49 (a)(b)	984,000	504,618
Class G, 5.4192% 7/15/49 (a)(b)	3,536,800	1,566,381
Series 2012-C4 Class D, 5.5994% 3/15/45 (a)(b)	1,624,000	958,535
Series 2015-MS1 Class D, 4.1656% 5/15/48 (a)(b)	4,300,000	3,503,473
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	2,839,000	2,015,511
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	3,113,990
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.7619% 11/15/34 (a)(b)(e)	916,000	890,569
Series 2018-MP Class E, 4.4185% 7/11/40 (a)(b)	2,499,000	1,882,402
Series 2020-CNP Class D, 2.508% 4/5/42 (a)(b)	1,043,000	867,654
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.9337% 7/15/33 (a)(b)	227,089	230,200
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0884% 8/15/24 (a)(b)(e)	933,701	761,111
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.4119% 8/15/34 (a)(b)(e)	8,997,045	8,633,546
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (a)	3,428,000	3,093,786
MSCCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	4,675,416	4,609,052
Class E, 6.8087% 11/15/34 (a)	1,727,200	1,587,787
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (a)(b)	1,014,000	786,948
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.925% 6/15/35 (a)(b)(e)	262,000	237,178
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.925% 6/15/35 (a)(b)(e)	222,000	200,253
Series 2018-285M Class F, 3.9167% 11/15/32 (a)(b)	909,000	868,972
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 2.4119% 11/15/34 (a)(b)(e)	638,000	606,047
Class F, 1 month U.S. LIBOR + 3.000% 3.1619% 11/15/34 (a)(b)(e)	96,000	86,501
Class G, 1 month U.S. LIBOR + 4.000% 4.1619% 11/15/34 (a)(b)(e)	572,000	473,779
Series 2019-10K:
Class E, 4.2724% 5/15/39 (a)(b)	984,000	948,637
Class F, 4.2724% 5/15/39 (a)(b)	3,014,000	2,641,519
Series 2019-1776:
Class E, 3.9017% 10/15/36 (a)	2,268,000	2,198,125
Class F, 4.2988% 10/15/36 (a)	3,589,000	3,347,473
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (a)(b)	1,754,950	1,676,419
Class AMZ3, 3.6167% 1/15/37 (a)(b)	822,675	756,917
Class MSK3, 3.3583% 12/15/36 (a)(b)	855,550	761,749
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (a)	1,228,000	1,255,365
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,837,475	2,149,437
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.5929% 9/15/39 (a)(b)	3,206,000	2,744,571
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (a)(b)	3,105,000	2,693,673
Class G, 3.8518% 3/15/37 (a)(b)	858,000	668,429
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5199% 8/15/39 (b)	4,452,000	4,318,245
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7546% 5/10/45 (a)(b)	3,272,000	2,367,329
Class E, 5% 5/10/45 (a)(b)(d)	1,911,000	864,401
Class F, 5% 5/10/45 (a)(b)(d)	2,484,000	372,600
Series 2018-C8 Class C, 4.859% 2/15/51 (b)	756,000	717,416
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (a)(b)(d)	2,090,000	1,096,913
Series 2012-WRM Class C, 4.3793% 6/10/30 (a)(b)(d)	890,000	719,265
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.252% 1/10/45 (a)(b)	672,000	639,349
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8719% 1/15/35 (a)(b)(e)	1,066,000	975,336
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (a)	2,108,000	1,672,346
Series 2010-C1 Class XB, 0.6697% 11/15/43 (a)(b)(c)	20,316,462	203
Series 2012-LC5:
Class D, 4.9176% 10/15/45 (a)(b)	6,116,000	6,029,915
Class E, 4.9176% 10/15/45 (a)(b)	1,051,000	868,246
Class F, 4.9176% 10/15/45 (a)(b)	588,000	388,293
Series 2015-NXS4 Class D, 3.82% 12/15/48 (b)	1,834,000	1,584,303
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	832,012
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	3,894,000	2,745,078
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	2,989,461
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,487,968
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)	1,252,600	208,318
Series 2011-C3:
Class D, 5.8525% 3/15/44 (a)(b)	5,103,000	2,398,842
Class E, 5% 3/15/44 (a)	1,258,000	341,402
Class F, 5% 3/15/44 (a)	2,421,350	118,201
Series 2011-C4:
Class D, 5.3898% 6/15/44 (a)(b)	1,616,000	1,343,417
Class E, 5.3898% 6/15/44 (a)(b)	1,274,000	666,662
Series 2011-C5:
Class D, 5.8444% 11/15/44 (a)(b)	2,978,000	2,866,684
Class E, 5.8444% 11/15/44 (a)(b)	4,203,655	3,787,139
Class F, 5.25% 11/15/44 (a)(b)	3,930,000	2,761,530
Class G, 5.25% 11/15/44 (a)(b)	1,255,150	818,111
Series 2012-C6 Class D, 5.7655% 4/15/45 (a)(b)	2,707,000	2,658,015
Series 2012-C7:
Class E, 4.9654% 6/15/45 (a)(b)	1,514,000	615,563
Class F, 4.5% 6/15/45 (a)(d)	1,470,000	294,000
Class G, 4.5% 6/15/45 (a)(d)	4,218,750	616,992
Series 2012-C8:
Class D, 5.0485% 8/15/45 (a)(b)	833,000	777,136
Class E, 5.0485% 8/15/45 (a)(b)	1,167,000	995,179
Series 2013-C11:
Class D, 4.3983% 3/15/45 (a)(b)	1,865,000	1,644,848
Class E, 4.3983% 3/15/45 (a)(b)	4,999,000	3,636,972
Series 2013-C13 Class D, 4.2779% 5/15/45 (a)(b)	1,499,000	1,383,084
Series 2013-C16 Class D, 5.1878% 9/15/46 (a)(b)	668,000	387,702
Series 2013-UBS1 Class D, 4.8939% 3/15/46 (a)(b)	2,638,000	2,361,762
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (a)(b)	4,695,000	4,126,454
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (a)(b)	1,638,000	1,253,222
Class PR2, 3.6332% 6/5/35 (a)(b)	4,354,000	3,259,469
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $653,058,173)		566,369,775
	Shares	Value

Common Stocks - 0.4%
Homebuilders/Real Estate - 0.4%
Colony Capital, Inc.	400,000	1,084,000
iStar Financial, Inc.	150,000	1,857,000
TOTAL COMMON STOCKS
(Cost $3,508,793)		2,941,000

Preferred Stocks - 2.8%
Convertible Preferred Stocks - 0.3%
Homebuilders/Real Estate - 0.3%
RLJ Lodging Trust Series A, 1.95%	70,550	1,706,605
Nonconvertible Preferred Stocks - 2.5%
Diversified Financial Services - 0.6%
AGNC Investment Corp. Series E 6.50% (b)	116,492	2,717,758
MFA Financial, Inc. Series B, 7.50%	80,525	1,748,190
		4,465,948
Homebuilders/Real Estate - 1.9%
American Homes 4 Rent Series D, 6.50%	13,550	352,707
Capstead Mortgage Corp. Series E, 7.50%	87,175	2,059,945
Colony Capital, Inc.:
Series H, 7.125%	76,200	1,641,348
Series I, 7.15%	71,600	1,542,980
DiamondRock Hospitality Co. 8.25% (g)	25,800	640,098
Dynex Capital, Inc. Series C 6.90% (b)	51,407	1,161,798
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,433,235
Taubman Centers, Inc. Series J, 6.50%	55,202	1,170,834
UMH Properties, Inc. Series C, 6.75%	98,998	2,491,285
		13,494,230

TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,960,178

TOTAL PREFERRED STOCKS
(Cost $20,464,325)		19,666,783
	Principal Amount	Value

Bank Loan Obligations - 4.3%
Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6564% 10/18/20 (b)(e)(h)	2,120,000	1,939,800
Diversified Financial Services - 1.4%
Agellan Portfolio 9% 8/7/25 (b)(d)(h)	908,000	908,000
Extell Boston 5.149% 8/31/21 (b)(d)(h)	1,470,319	1,470,319
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)(h)	7,602,000	7,492,531

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,870,850

Homebuilders/Real Estate - 1.7%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (b)(d)(e)(h)	2,450,000	2,437,750
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9064% 8/21/25 (b)(e)(h)	1,641,062	1,568,576
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8564% 2/6/22 (b)(e)(h)	4,165,000	4,050,463
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9037% 6/28/23 (b)(e)(h)	3,781,001	3,686,476
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (b)(e)(h)	93,460	88,956

TOTAL HOMEBUILDERS/REAL ESTATE		11,832,221

Hotels - 0.4%
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(e)(h)	925,444	802,054
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.16% 5/11/24 (b)(e)(h)	1,707,045	1,616,896

TOTAL HOTELS		2,418,950

Services - 0.3%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (b)(e)(h)	355,000	374,525
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(e)(h)	2,076,750	2,042,131

TOTAL SERVICES		2,416,656

Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.91% 4/11/25 (b)(e)(h)	1,631,860	1,592,091
TOTAL BANK LOAN OBLIGATIONS
(Cost $30,842,578)		30,070,568

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	60,000
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		60,310
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.12% (i)
(Cost $14,219,623)	14,216,779	14,219,623
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $805,919,978)		704,987,220
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,173,991
NET ASSETS - 100%		$708,161,211

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $596,819,182 or 84.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,616 or 0.0% of net assets.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.7743% 6/25/43	9/29/03	$6,070
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.7743% 6/25/43	9/29/03	$435

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$292,744
Total	$292,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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